                                ING MUTUAL FUNDS
                     ING Emerging Markets Fixed Income Fund
                              ING Global Bond Fund

                         Supplement dated July 14, 2006
           to the Class A, Class B, Class C and Class M Prospectus for
         ING Emerging Markets Fixed Income Fund dated February 28, 2006 and the Class A, Class B and Class C Prospectus for ING Global Bond Fund
                               dated June 19, 2006

     Effective July 31, 2006, the Class A sales charge for ING Emerging Markets Fixed Income Fund and ING Global Bond Fund (collectively, the "Funds") is reduced and Class B shares of the Funds are closed to new investment. The Prospectuses are hereby revised as follows:

ING EMERGING MARKETS FIXED INCOME FUND

1. The information in the table pertaining to the maximum Class A sales charge on your investment in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 36 of the ING Emerging Markets Fixed Income Class A, Class B, Class C and Class M Prospectus is revised with the following:

         FEES YOU PAY DIRECTLY            CLASS A (1)   CLASS B(2)   CLASS C(2)   CLASS M(1)(2)
         ---------------------            -----------   ----------   ----------   -------------
MAXIMUM SALES CHARGE ON YOUR INVESTMENT
(AS A % OF OFFERING PRICE)

All Funds (except, ING Emerging Markets
   Fixed Income Fund)                       5.75%(3)        None         None         3.50%(3)

ING Emerging Markets Fixed Income Fund      2.50%(8)        None         None         3.50%(3)

2. The following footnote is added to the table in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 36 of the ING Emerging Markets Fixed Income Class A, Class B, Class C and Class M Prospectus:

          (8)  Reduced for purchases of $99,999 and over. Please see page 43.

3. The following is added to the end of the section entitled "Choosing a Share Class - ING Purchase Options Class B" on page 41 of the ING Emerging Markets Fixed Income Class A, Class B, Class C and Class M Prospectus:

          - Class B shares of ING Emerging Markets Fixed Income Fund are closed to new investment, provided that (1) Class B shares of ING Emerging Markets Fixed Income Fund may be purchased through the reinvestment of dividends issued by Class B shares of the

               Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B shares of ING Emerging Markets Fixed Income Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

4. The first sentence in the section entitled "Choosing a Share Class - Sales Charge Calculation" on page 43 of the ING Emerging Markets Fixed Income Class A, Class B, Class C and Class M Prospectus is hereby deleted in its entirety and replaced with the following:

          Class A shares of the Funds (except, ING Emerging Markets Fixed Income
          Fund) are sold subject to the following sales charge:

5. The following is added after the first table in the section entitled "Choosing a Share Class - Sales Charge Calculation" on page 43 of the ING Emerging Markets Fixed Income Class A, Class B, Class C and Class M
     Prospectus:

CLASS A

Class A shares of ING Emerging Markets Fixed Income Fund are sold subject to the following sales charge:

   YOUR INVESTMENT     AS A % OF THE OFFERING PRICE(1)   AS A % OF NET ASSET VALUE
   ---------------     -------------------------------   -------------------------
Less than $99,999                   2.50%                          2.56%
$100,000 to $499,999                2.00%                          2.04%
$500,000 to $999,999                1.25%                          1.27%
$1 million and over                             See below

(1)  The term "offering price" includes the front-end sales charge.

ING GLOBAL BOND FUND

1. The information in the table pertaining to the maximum Class A sales charge on your investment in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 4 of the ING Global Bond Fund Class A, Class B and Class C Prospectus is hereby deleted and replaced with 2.50%(2).

2. Footnote (2) to the table in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 4 of the ING Global Bond Fund Class A, Class B and Class C Prospectus is hereby deleted in its entirety and replaced with:

          (2)  Reduced for purchases of $99,999 and over. Please see page 8.

3. The following is added to the end of the section entitled "Choosing a Share Class - ING Purchase Options Class B" on page 6 of the ING Global Bond Fund Class A, Class B and Class C Prospectus:

          - Class B shares of ING Global Bond Fund are closed to new investment, provided that (1) Class B shares of ING Global Bond Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B shares of ING Global Bond Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

4. The section entitled "Choosing a Share Class - Sales Charge Calculation" on page 8 of the ING Global Bond Fund Class A, Class B and Class C Prospectus is hereby deleted in its entirety and replaced with the following:

SALES CHARGE CALCUATION

CLASS A(1)

Class A shares of the Fund are sold subject to the following sales charge:

   YOUR INVESTMENT     AS A % OF THE OFFERING PRICE   AS A % OF NET ASSET VALUE
   ---------------     ----------------------------   -------------------------
Less than $99,999                  2.50%                        2.56%
$100,000 to $499,999               2.00%                        2.04%
$500,000 to $999,999               1.25%                        1.27%
$1 million and over                            See below

(1)  The term "offering price" includes the front-end sales charge.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                     ING Emerging Markets Fixed Income Fund
                              ING Global Bond Fund

                         Supplement dated July 14, 2006
 to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares
                 Statement of Additional Information ("SAI") for
         ING Emerging Markets Fixed Income Fund dated February 28, 2006 and the Class A, Class B and Class C SAI for
                    ING Global Bond Fund dated June 19, 2006

     Effective July 31, 2006, the Class A sales charge for ING Emerging Markets Fixed Income Fund and ING Global Bond Fund (collectively, the "Funds") is reduced and Class B shares of the Funds are closed to new investment. The SAIs' for the Funds are hereby revised as follows:

ING EMERGING MARKETS FIXED INCOME FUND

1. The second sentence of the first paragraph in the section entitled "Purchase and Redemption of Shares - Dealer Commissions and Other Incentives" on page 169 of the ING Emerging Markets Fixed Income Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares' SAI is hereby deleted and replaced with the following:

          In connection with the sale of Class A shares of the Funds (except, Emerging Markets Fixed Income Fund) and Class M shares of Emerging Countries Fund, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

2. The following is added after the first table in the section entitled "Purchase and Redemption of Shares - Dealer Commissions and Other Incentives" on page 169 of the ING Emerging Markets Fixed Income Fund Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares' SAI:

          In connection with sale of Class A shares of Emerging Markets Fixed Income Fund, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                        DEALERS' REALLOWANCE AS A
                          PERCENTAGE OF OFFERING
AMOUNT OF TRANSACTION         PRICE CLASS A
---------------------   -------------------------
Less than $99,999                 2.00%
$100,000 to $499,999              1.50%
$500,000 to $999,999              1.00%
$1 million and over             See below

ING GLOBAL BOND FUND

1. The table in the section entitled "Purchase and Redemption of Shares - Dealer Commissions and Other Incentives" on page 86 of the ING Global Bond Fund Class A, Class B and Class C shares' SAI is hereby deleted in its entirety and replaced with:

                        DEALERS' REALLOWANCE AS A
                          PERCENTAGE OF OFFERING
AMOUNT OF TRANSACTION         PRICE CLASS A
---------------------   -------------------------
Less than $99,999                 2.00%
$100,000 to $499,999              1.50%
$500,000 to $999,999              1.00%
$1 million and over             See below

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE